TRANSAMERICA SERIES TRUST

Transamerica Morgan Stanley Global Allocation VP

Supplement to the Currently Effective Prospectus,

Summary Prospectus and Statement of Additional Information, as supplemented

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Effective July 1, 2021, the following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica Morgan Stanley Global Allocation VP under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Morgan Stanley Investment Management Inc.

Portfolio Managers:
Cyril Moullè-Berteaux	Portfolio Manager	since 2020
Mark Bavoso	Portfolio Manager	since 2020
Sergei Parmenov*	Portfolio Manager	since 2020

*

Mr. Parmenov is an employee of Morgan Stanley Investment Management (Australia) Pty Limited (“MSIM Australia”), a foreign affiliate of the sub-adviser. MSIM Australia has entered into a participating affiliate arrangement with the sub-adviser.

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Effective July 1, 2021, the following replaces the information in the Prospectus for “Transamerica Morgan Stanley Global Allocation VP” under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Cyril Moullè-Berteaux	Morgan Stanley Investment Management Inc.	Lead Portfolio Manager of the portfolio since 2020; associated with Morgan Stanley Investment Management Inc. in an investment management capacity since 2011, and from 1995 to 2003; Managing Director; Head of the Global Multi-Asset team; Founding Partner and Portfolio Manager at Traxis Partners from 2003 to 2011
Mark Bavoso	Morgan Stanley Investment Management Inc.	Portfolio Manager of the portfolio since 2020; associated with Morgan Stanley Investment Management Inc. in an investment management capacity since 1986; Managing Director; Sr. Portfolio Manager of the Global Multi-Asset team
Sergei Parmenov	Morgan Stanley Investment Management (Australia) Pty Limited*	Portfolio Manager of the portfolio since 2020; Managing Director of Morgan Stanley Investment Management (Australia) Pty Limited since 2021; associated with Morgan Stanley Investment Management Inc. in an investment management capacity since 2011, and from 1996 to 2021; Managing Director; Senior Portfolio Manager of the Global Multi-Asset team; Analyst and Portfolio Manager at Traxis Partners from 2003 to 2008

*

In rendering investment sub-advisory services to the portfolio, Morgan Stanley Investment Management Inc. uses the portfolio management, research and other resources of Morgan Stanley Investment Management (Australia) Pty Limited, a foreign (non-U.S.) affiliate of Morgan Stanley Investment Management Inc. that is not registered under the Investment Advisers Act of 1940, as amended, and provides services to the portfolio through a “participating affiliate” arrangement, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser.

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Effective July 1, 2021, the following disclosure is added after paragraph five of the sub-section “Sub-Advisers” under the “Investment Management and Other Services” section in the Statement of Additional Information:

In rendering investment sub-advisory services to Transamerica Morgan Stanley Global Allocation VP, Morgan Stanley Investment Management Inc. (“MSIM”) uses the portfolio management, research and other resources of Morgan Stanley Investment Management (Australia) Pty Limited (“MSIM Australia”). MSIM Australia is a foreign (non-U.S.) affiliate of MSIM that is not registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). One or more MSIM Australia employees provide services to the portfolio through a “participating affiliate” arrangement, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser. Under the participating affiliate arrangement, MSIM Australia is considered a Participating Affiliate of MSIM, and MSIM Australia and its employees are considered “associated persons” of MSIM (as that term is defined in the Advisers Act) and one or more investment professionals from MSIM Australia render portfolio management, research and other services to Transamerica Morgan Stanley Global Allocation VP, subject to the supervision of MSIM.

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Investors Should Retain this Supplement for Future Reference

June 30, 2021